Deposits	12 Months Ended
Dec. 31, 2025
Interest-Bearing Deposit Liabilities [Abstract]
Deposits
Note 7 - Deposits
A summary of interest-bearing deposits at December 31, 2025 and 2024 is presented below.

(in thousands)	2025	2024
Interest-bearing demand deposits(1)	$11,972,316	$11,517,281
Money market accounts(1)	14,172,435	14,056,342
Savings accounts	954,554	982,498
Time deposits(1)	7,571,073	8,067,889
Brokered deposits	5,451,605	4,875,230
Total interest-bearing deposits	$40,121,983	$39,499,240

(1)    Excluding brokered deposits
The aggregate amount of time deposits of $250,000 or more was $3.85 billion at December 31, 2025 and $3.72 billion at December 31, 2024.
The following table presents contractual maturities of all time deposits, including brokered time deposits, at December 31, 2025.

(in thousands)
Maturing within one year	$7,281,759
Between 1 - 2 years	1,129,147
2 - 3 years	454,199
3 - 4 years	260,686
4 - 5 years	77,169
Thereafter	3,348
Total	$9,206,308